Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Income before income taxes	$ 10,851,642	$ 8,205,589	$ 18,657,668
Adjustments to reconcile income before income taxes to net cash provided by operating activities:
Share of income of associates and joint ventures	(1,913,273)	(1,139,604)	(35,399)
Depreciation and amortization	18,536,274	16,979,833	14,660,929
Other amortization of assets	504,674	352,654	304,860
Impairment of long-lived assets	89,597	6,851	131,065
Disposition of property and equipment	947,699	1,448,295	688,706
Disposition of other intangible assets	280,013
Provision for doubtful accounts and write-off receivables	1,245,334	1,985,445	1,644,904
Post-employment benefits	158,905	(53,344)	38,334
Interest income	(885,516)	(458,528)	(378,736)
Income from UHI			(2,194,981)
Share-based compensation expense	1,489,884	1,410,492	1,199,489
Reclassifications from accumulated other comprehensive income			(5,262,577)
Expense on Senior Notes prepayment	158,496
Provisions for related party transactions	308,814	340,202	1,024,484
Other finance (income) loss, net	(903,204)	43,370	(917,682)
Loss (gain) on disposition of investments	295,194	312	(76,296)
Interest expense	9,087,175	8,497,919	6,239,387
Unrealized foreign exchange (gain) loss, net	(2,396,317)	6,707,831	4,032,871
Total	37,855,391	44,327,317	39,757,026
Increase in trade notes and accounts receivable	(1,064,810)	(4,649,477)	(2,120,569)
Decrease (increase) in transmission rights and programming	478,565	163,014	(535,487)
Decrease (increase) in due from related parties, net	135,730	(432,736)	527,515
Decrease (increase) in inventories	360,563	(262,016)	1,705,238
Increase in other accounts and notes receivable and other current assets	47,406	(914,527)	(877,316)
(Decrease) increase in trade accounts payable and accrued expenses	(2,696,279)	5,255,698	63,873
(Decrease) increase in customer deposits and advances	(2,878,358)	688,097	459,215
(Decrease) increase in other liabilities, taxes payable	(385,451)	(204,722)	192,113
Decrease in post-employment benefits	(333,026)	(44,819)	(62,373)
Income taxes paid	(6,419,995)	(7,268,938)	(7,823,659)
Total	(12,755,655)	(7,670,426)	(8,471,450)
Net cash provided by operating activities	25,099,736	36,656,891	31,285,576
Investing activities:
Temporary investments	271,839	254,437	16,083
Income from UHI			2,194,981
Held-to-maturity and available-for-sale investments	(262,401)	(302,631)	(89,552)
Disposition of held-to-maturity and available-for-sale investments	310,629	74,086	362,416
Investment in associates and other investments	(147,110)	(231,004)	(92,141)
Disposition of investment	(14,357)		76,335
Dividends received	136,000	47,200
Investments in property, plant and equipment	(16,759,566)	(27,941,585)	(25,524,145)
Disposition of property, plant and equipment	911,471	1,571,211	565,552
Investments in intangible assets	(1,777,590)	(2,472,124)	(1,553,801)
Net cash used in investing activities	(17,331,085)	(29,000,410)	(23,781,560)
Financing activities:
Long-term Mexican banks	5,973,000	5,728,498	2,487,936
Repayment of Mexican peso debt	(851,659)	(73,850)	(883,340)
Prepayment of Mexican peso debt	(625,000)	(3,548,750)	(5,905,601)
Payments of finance lease obligations	(569,711)	(329,064)	(405,151)
Interest paid	(8,860,881)	(7,633,026)	(5,938,679)
Funding for acquisition of shares of the Long-term Retention Plan	(2,500,000)
Repurchases of CPOs under a share repurchase program	(383,808)
Repurchase of capital stock	(2,301,918)	(1,720,807)	(733,831)
Sale of capital stock	2,301,918	1,720,807	733,831
Dividends paid	(1,084,192)	(1,084,192)	(1,084,192)
Dividends paid and reduction of capital of non-controlling interests	(488,961)	(547,618)	(475,139)
Acquisition of a non-controlling interest		(2,379,424)
Derivative financial instruments	(486,650)	(123,486)	(372,040)
Net cash (used in) provided by financing activities	(16,469,338)	(9,990,912)	12,032,925
Effect of exchange rate changes on cash and cash equivalents	(110,447)	483,388	130,835
Net (decrease) increase in cash and cash equivalents	(8,811,134)	(1,851,043)	19,667,776
Cash and cash equivalents at beginning of year	47,546,083	49,397,126	29,729,350
Cash and cash equivalents at end of year	38,734,949	47,546,083	49,397,126
Non-cash transactions
Issuance of other notes payable in the aggregate discounted amount		4,750,000
Undiscounted amount		$ 5,106,250
Notes due 2027
Financing activities:
Issuance of Notes	4,476,958
Issuance of Notes due 2022
Financing activities:
Issuance of Notes			4,988,747
Issuance of Senior Notes due 2026
Financing activities:
Issuance of Notes			4,903,744
Issuance of Senior Notes due 2046
Financing activities:
Issuance of Notes			14,716,640
Senior Notes due 2018
Financing activities:
Prepayment of Notes	(9,775,996)
Other notes payable
Financing activities:
Prepayment of Notes	$ (1,292,438)
GSF
Investing activities:
Disposition of investment in GSF			10,335,813
Telecable
Investing activities:
Acquisition of Telecable, net of acquired cash and cash equivalents			(9,731,391)
Imagina
Investing activities:
Investment in associates and other investments			$ (341,710)